Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The following is a summary of available-for-sale marketable securities:

	December 31, 2016
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$16,530	$2	$(28)	$16,504

Matures after one year through three years:
Corporate debentures	21,794	5	(79)	21,720

Total	$38,324	$7	$(107)	$38,224

	December 31, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$4,533	$-	$(6)	$4,527

Matures after one year through three years:
Corporate debentures	29,373	1	(222)	29,152

Total	$33,906	$1	$(228)	$33,679

All investments with an unrealized loss as of December 31, 2016 are with continuous unrealized losses for less than 12 months.

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2016 and December 31, 2015 by level within the fair value hierarchy.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$38,224	$-	$38,224
Foreign currency derivative contracts	-	3	-	3

Total financial assets	$-	$38,227	$-	$38,227

Liabilities:
Payment obligation related to acquisition	$-	$-	$1,070	$1,070

Total liabilities	$-	$-	$1,070	$1,070

	December 31, 2015
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$33,679	$-	$33,679

Total financial assets	$-	$33,679	$-	$33,679

Liabilities:
Foreign currency derivative contracts	$-	$30	$-	$30

Total liabilities	$-	$30	$-	$30

The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2016	$-
Payment obligation related to acquisition	2,237
Settlement of payment obligation *)	(1,400)
Accretion of payment obligation	233

Total fair value as of December 31, 2016	$1,070

*)	$1,400 is included within other payables and accrued expenses on the balance sheet as the set milestone was met as of December 31, 2016.

The fair value of the payment obligation related to acquisition was estimated based on several factors of which the most significant is the Company's revenue projections. The Company used a Monte Carlo Simulation of the triangular model with a discount rate of 15%. Payment obligations related to acquisition are revalued to current fair value at each reporting date. Any change in the fair value as a result of time passage is recognized in the financial expenses; any other changes in significant inputs such as the discount rate, the discount period or other factors used in the calculation, is recognized in operating expenses in the consolidated results of operations in the period the estimated fair value changes. Payment obligation related to acquisition will continue to be accounted for and measured at fair value until the contingencies are settled during fiscal years 2016, 2017 and 2018. Accretion of the payment obligation related to acquisition is included in financial expenses, net.